Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates	Investment in affiliates at March 31, 2021 and 2022 consists of the following:

	Millions of yen
	2021	2022
Shares	¥853,937	¥943,090
Loans and others	33,827	34,943

	¥887,764	¥978,033

Combined and Condensed Information Related to Affiliates
Combined and condensed information relating to the affiliates for fiscal 2020, 2021 and 2022 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2020	2021	2022
Operations:
Total revenues	¥1,674,184	¥1,155,974	¥1,194,172
Income before income taxes	206,637	85,667	108,065
Net income	140,540	74,008	88,572

Financial position:
Total assets	¥12,499,794	¥12,858,129	¥14,974,191
Total liabilities	8,428,007	9,203,980	10,729,973
Total equity	4,071,787	3,654,149	4,244,218